Financial Instruments (Detail Textuals 1) - Derivatives - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of derivative financial instruments	$ 14,766	$ 196,089
Net unrealized fair value gain (loss) of derivative	$ 75	$ 2,416